UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $35,838
				       (thousands)

List of Other Included Managers:  	 NONE

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


                                                             VALUE              SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)  AMOUNT    PRN  CALLDISCRETION MANAGER  SOLE SHARED NONE
---------------------------------------------------------- ------------------------------------------------------------------

ACCENTURE PLC IRELAND             SHS CLASS A    G1151C101   9063    150000     SH        SOLE              150000
ALPHA NATURAL RESOURCES INC           COM        02076X102   3090    68000      SH        SOLE               68000
BPZ RESOURCES INC                     COM        055639108   1312    400000     SH        SOLE              400000
COMERICA INC                   *W EXP 11/14/201  200340115    223    20000      SH        SOLE               20000
DRYSHIPS INC                          SHS        Y2109Q101    629    150000     SH        SOLE              150000
WIMM BILL DANN FOODS OJSC        SPONSORED ADR   97263M109    768    24015      SH        SOLE               24015
WINTRUST FINANCIAL CORP        *W EXP 12/18/201  97650W157    760    50000      SH        SOLE               50000
ACCENTURE PLC IRELAND             SHS CLASS A    G1151C101   9460    156566     SH        SOLE              156566
ACTIVE POWER INC                      COM        00504W100    186    75831      SH        SOLE               75831
ADVANCED BATTERY TECHNOLOG I          COM        00752H102    99     100248     SH        SOLE              100248
APPLE INC                             COM        037833100    398     1185      SH        SOLE               1185
ASCENT SOLAR TECHNOLOGIES IN          COM        043635101    49     51437      SH        SOLE               51437
BOSTON PRIVATE FINL HLDGS IN   *W EXP 11/21/201  101119113    107    50000      SH        SOLE               50000
CHINA BAK BATTERY INC                 COM        16936Y100    66     65068      SH        SOLE               65068
CHINA PETE & CHEM CORP          SPON ADR H SHS   16941R108    254     5336      SH        SOLE               5336
CITIGROUP INC                  *W EXP 01/04/201  172967226    752   1066876     SH        SOLE              1066876
CITIGROUP INC                  *W EXP 10/28/201  172967234    230   2000000     SH        SOLE              2000000
CLEARBRIDGE ENERGY MLP OPP F          COM        18469P100    506    25000      SH        SOLE               25000
COMERICA INC                   *W EXP 11/14/201  200340115   2890    258700     SH        SOLE              258700
CONVERTED ORGANICS INC                COM        21254S107    13     200000     SH        SOLE              200000
ENTROPIC COMMUNICATIONS INC           COM        29384R105    822    92463      SH        SOLE               92463
FUELCELL ENERGY INC                   COM        35952H106    205    156647     SH        SOLE              156647
HSBC HLDGS PLC                   SPON ADR NEW    404280406   1022    20600      SH        SOLE               20600
LINCOLN EDL SVCS CORP                 COM        533535100    234    13656      SH        SOLE               13656
NORTHWEST BANCSHARES INC MD           COM        667340103    591    46949      SH        SOLE               46949
OCEAN PWR TECHNOLOGIES INC          COM NEW      674870308    78     21832      SH        SOLE               21832
PENSON WORLDWIDE INC                  COM        709600100    179    50000      SH        SOLE               50000
PETROCHINA CO LTD                SPONSORED ADR   71646E100    292     2000      SH        SOLE               2000
SINO CLEAN ENERGY INC               COM NEW      82936G200    12     10000      SH        SOLE               10000
U S GEOTHERMAL INC                    COM        90338S102    19     26833      SH        SOLE               26833
VENTAS INC                            COM        92276F100   1074    20376      SH        SOLE               20376
WASHINGTON FED INC             *W EXP 11/14/201  938824117    457    82900      SH        SOLE               82900


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